UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         11/14/2011
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       60
                                          --------------
Form 13F Information Table Value Total:    $ 126,476
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

ACORN ENERGY INC                COM      004848107      307      58,000           SH      SOLE                   58,000    -      -
AFC ENTERPRISES INC             COM      00104q107      4,365    368,965          SH      SOLE                   368,965   -      -
ALLIANCEBERNSTEIN INCOME FUN    COM      01881E101      107      13,398           SH      SOLE                   13,398    -      -
AVATAR HLDGS INC                COM      053494100      2,568    313,976          SH      SOLE                   313,976   -      -
BIGLARI HLDGS INC               COM      08986r101      415      1,400            SH      SOLE                   1,400     -      -
CAL DIVE INTL INC DEL           COM      12802t101      831      435,000          SH      SOLE                   435,000   -      -
COMFORT SYS USA INC             COM      199908104      1,367    164,319          SH      SOLE                   164,319   -      -
CVR PARTNERS LP                 COM      126633106      348      14,800           SH      SOLE                   14,800    -      -
DOUGLAS DYNAMICS INC            COM      25960r105      4,585    358,787          SH      SOLE                   358,787   -      -
ECHO GLOBAL LOGISTICS INC       COM      27875t101      4,933    370,896          SH      SOLE                   370,896   -      -
GENERAL AMERN INVS INC          COM      368802104      475      20,670           SH      SOLE                   20,670    -      -
GOLFSMITH INTL HOLDINGS INC     COM      38168y103      1,307    407,024          SH      SOLE                   407,024   -      -
HAWAIIAN TELCOM HOLDCO INC      COM      420031106      2,814    201,900          SH      SOLE                   201,900   -      -
HOOPER HOLMES INC               COM      439104100      1,623    2,459,558        SH      SOLE                   2,459,558 -      -
IKANOS COMMUNICATIONS           COM      45173e105      1,317    1,531,827        SH      SOLE                   1,531,827 -      -
KENNEDY-WILSON HLDGS INC        COM      489398107      392      37,000           SH      SOLE                   37,000    -      -
KRISPY KREME DOUGHNUTS INC      COM      501014104      2,796    410,022          SH      SOLE                   410,022   -      -
LECROY CORP                     COM      52324w109      3,088    390,858          SH      SOLE                   390,858   -      -
LEMAITRE VASCULAR INC           COM      525558201      1,740    279,686          SH      SOLE                   279,686   -      -
LIMONEIRA CO                    COM      532746104      1,068    74,812           SH      SOLE                   74,812    -      -
MAGNUM HUNTER RES CORP DEL      COM      55973b102      3,486    1,053,197        SH      SOLE                   1,053,197 -      -
MEDLEY CAP CORP                 COM      58503f106      555      55,050           SH      SOLE                   55,050    -      -
MOCON INC                       COM      607494101      1,660    105,467          SH      SOLE                   105,467   -      -
NATUS MEDICAL INC DEL           COM      639050103      4,658    489,786          SH      SOLE                   489,786   -      -
NEW YORK & CO INC               COM      649295102      3,930    1,231,972        SH      SOLE                   1,231,972 -      -
ONEIDA FINL CORP MD             COM      682479100      505      56,500           SH      SOLE                   56,500    -      -
ONLINE RES CORP                 COM      68273g101      2,692    1,055,781        SH      SOLE                   1,055,781 -      -
PC-TEL INC                      COM      69325q105      2,780    452,063          SH      SOLE                   452,063   -      -
PEERLESS SYS CORP               COM      705536100      160      43,970           SH      SOLE                   43,970    -      -
PEP BOYS MANNY MOE & JACK       COM      713278109      6,086    616,590          SH      SOLE                   616,590   -      -
PERVASIVE SOFTWARE INC          COM      715710109      1,202    200,383          SH      SOLE                   200,383   -      -
REIS INC                        COM      75936p105      3,982    449,478          SH      SOLE                   449,478   -      -
RICHARDSON ELECTRS LTD          COM      763165107      5,993    440,336          SH      SOLE                   440,336   -      -
ROLLINS INC                     COM      775711104      3,190    170,500          SH      SOLE                   170,500   -      -
SABRA HEALTH CARE REIT INC      COM      78573l106      375      39,300           SH      SOLE                   39,300    -      -
SHORETEL INC                    COM      825211105      1,949    391,383          SH      SOLE                   391,383   -      -
SPARK NETWORKS INC              COM      84651p100      1,270    403,153          SH      SOLE                   403,153   -      -
STANDARD REGISTER CO            COM      853887107      3,367    1,331,004        SH      SOLE                   1,331,004 -      -
STONERIDGE INC                  COM      86183p102      1,018    195,000          SH      SOLE                   195,000   -      -
SUN HEALTHCARE GROUP INC NEW    COM      86677E100      4,141    1,533,866        SH      SOLE                   1,533,866 -      -
THERAGENICS CORP                COM      883375107      1,938    1,446,121        SH      SOLE                   1,446,121 -      -
VIRTUS INVT PARTNERS INC        COM      92828q109      1,973    36,800           SH      SOLE                   36,800    -      -
W P CAREY & CO LLC              COM      92930y107      557      15,300           SH      SOLE                   15,300    -      -
QUANTUM CORP                    COM DSSG 747906204      4,104    2,267,313        SH      SOLE                   2,267,313 -      -
HANGER ORTHOPEDIC GROUP INC     COM NEW  41043f208      4,156    220,000          SH      SOLE                   220,000   -      -
MULTIBAND CORP                  COM NEW  62544x209      2,060    837,394          SH      SOLE                   837,394   -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW  690027206      1,442    252,025          SH      SOLE                   252,025   -      -
POINTS INTL LTD                 COM NEW  730843208      1,574    160,438          SH      SOLE                   160,438   -      -
BERKSHIRE HATHAWAY INC DEL      CL A     084670108      2,243    21               SH      SOLE                   21        -      -
CRAWFORD & CO                   CL A     224633206      42       11,199           SH      SOLE                   11,199    -      -
LEAPFROG ENTERPRISES INC        CL A     52186n106      4,324    1,283,187        SH      SOLE                   1,283,187 -      -
MAXLINEAR INC                   CL A     57776j100      5,317    823,011          SH      SOLE                   823,011   -      -
TELECOMMUNICATION SYS INC       CL A     87929j103      1,097    317,963          SH      SOLE                   317,963   -      -
VALUEVISION MEDIA INC           CL A     92047k107      2,393    1,013,804        SH      SOLE                   1,013,804 -      -
LECROY CORP                     NOTE 4%  52324wab5      1,476    1,495,000        SH      SOLE                   1,495,000 -      -
AVATAR HLDGS INC                NOTE7.5% 053494ag5      1,237    1,300,000        SH      SOLE                   1,300,000 -      -
CONCUR TECHNOLOGIES INC         PUT      206708959      19       210              SH      SOLE                   210       -      -
HARBIN ELECTRIC INC             PUT      41145w959      913      2,200            SH      SOLE                   2,200     -      -
PITNEY BOWES INC                PUT      724479950      91       850              SH      SOLE                   850       -      -
SS&C TECHNOLOGIES HLDGS INC     PUT      78467j100      75       1,000            SH      SOLE                   1,000     -      -




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